Derivatives and hedging (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Derivative Instruments, Gain (Loss) [Line Items]
Fair value of outstanding put and call option forward contracts, asset	$ 1,413	$ 971
Amounts reclassified from accumulated other comprehensive loss	(217)	4,085	$ 4,082
Losses reclassified from other comprehensive loss to financial expenses	0	395	$ 875
Foreign Exchange Contract | Designated as Hedging Instrument
Derivative Instruments, Gain (Loss) [Line Items]
Notional amount	54,000	55,000
Fair value of outstanding put and call option forward contracts, asset	$ 1,413	971
Fair value of outstanding put and call option forward contracts, liability		$ 87